Loans, Borrowing and Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
Loans, Borrowing and Other Financial Liabilities [Abstract]
Loans, borrowing and other financial liabilities

Note 20. Loans, borrowing and other financial liabilities

The balance of loans, borrowing and other financial liability is shown below:

	As at December 31,
	2023	2022
Bank loans	815,674	791,098
Put option on non-controlling interests (1)	442,342	651,899
Letters of credit	8,189	12,587
Total loans, borrowing and other financial liabilities	1,266,205	1,455,584
Current	1,029,394	915,604
Non-current	236,811	539,980

(1)	Represents the put option liability on part of the non-controlling interest in Grupo Disco Uruguay S.A. Exito Group has a non-controlling interest in Grupo Disco Uruguay S.A. of 30.85%, (December 31, 2022 - 37.51%) of which 23.16% (December 31, 2022 - 29.82%) is subject to a put option held by non-controlling shareholders. Such put option is exercisable by the holders at any time until expiry on June 30, 2025. The put option exercise price is the greater of following three measures: (i) a fixed price per share of $0.30 in US dollars as stated in the put option contract adjusted at a rate of 5% per year, (ii) a multiple of 6 times the average EBITDA of the last two years minus the net debt of Grupo Disco Uruguay S.A. as of the exercise date, or (iii) a multiple of 12 times the average net income of the past two years of the Grupo Disco Uruguay S.A. On December 31, 2023, the greater of these three measures was the updated fixed price in US dollars.

During 2023, Grupo Casino negotiated with the non-controlling interest of Grupo Disco Uruguay S.A. the assignment of this put option to Grupo Éxito. Once this assignment was completed, making Grupo Éxito the direct holder of the put option liability, the put-call contract between Grupo Éxito and Grupo Casino was finished.

To guarantee compliance with the obligation assumed by Grupo Éxito in this assignment, a non-possessory pledge was constituted over the series B shares in Grupo Disco Uruguay S.A., which are property of Spice Investment Mercosur S.A., which are related in the title number 1 shareholding and representing 25% of the voting capital of Grupo Disco Uruguay S.A. This guarantee does not transfer the right to vote or receive dividends that the pledged shares have, which are held by Spice Investment Mercosur S.A. This guarantee replaces the last given in previous years on the same shareholding title.

The movement in loans and borrowing during the reporting periods is shown below:

Balance at December 31, 2020	1,455,662
Proceeds from loans and borrowings	370,620
Changes in the fair value of the put option recognized in equity	92,485
Interest accrued	52,593
Exchange difference	725
Translation difference	(62)
Repayments of loans and borrowings	(500,834)
Repayments of interest on loans and borrowings	(54,178)
Balance at December 31, 2021	1,417,011
Proceeds from loans and borrowings	876,798
Changes in the fair value of the put option recognized in equity	142,028
Interest accrued	111,234
Translation difference	3,250
Repayments of loans and borrowings	(995,865)
Payments of interest on loans and borrowings	(98,872)
Balance at December 31, 2022	1,455,584
Proceeds from loans and borrowings	1,241,024
Changes in the fair value of the put option recognized in equity	(209,557)
Interest accrued	227,525
Increases from business combinations (Nota 17.1)	235
Translation difference	(2,146)
Repayments of loans and borrowings	(1,217,881)
Payments of interest on loans and borrowings	(228,579)
Balance at December 31, 2023	1,266,205

Below is a detail of maturities for non-current loans and borrowings outstanding at December 31, 2023, discounted at present value (amortized cost):

Year	Total
2025	118,110
2026	67,660
2027	27,118
>2028	23,923
236,811

As of December 31, 2023, Exito Group has available unused credit lines to minimize liquidity risks, as follows:

Banco Davivienda S.A.	400,000
Bancolombia S.A.	500,000
Total	900,000

Covenants

Under loans and borrowing contracts, Exito Group is subject to comply with the following financial covenants: as long as Almacenes Exito S.A. has payment obligations arising from the contracts executed on March 27, 2020 maintain a leverage financial ratio, defined as adjusted recurring Ebitda to gross financial liabilities of less than 2.8x. Such ratio will be measured annually on April 30 or the following business day, based on the audited separate financial statements of Almacenes Éxito S.A. for each annual period.

As of December 31, 2023 and 2022, Exito Group complied with its covenants.

Additionally, from the same loans and borrowing contracts Exito Group is subject to comply with some non-financial covenant, which at December 31, 2023 and 2022 were complied.